Property, Machinery and Equipment, Net and Assets For The Right-Of-Use, Net - Consolidated Assets For The Right-Of-Use (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	$ 1,222
Reclassifications	(402)	$ 6	$ (83)
Foreign currency translation effects	(231)	(307)	478
Net book value at Ending of period	1,285	1,222
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	1,222	1,193	1,039
Additions of new leases	274	296	328
Cancellations and remeasurements	(52)	(9)	(1)
Reclassifications	35
Depreciation	(288)	(219)	(176)
Foreign currency translation effects	94	(39)	3
Net book value at Ending of period	1,285	1,222	1,193
Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	2,073	1,881	1,487
Net book value at Ending of period	2,265	2,073	1,881
Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	(851)	(688)	(448)
Net book value at Ending of period	(980)	(851)	(688)
Land [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	301	301
Additions of new leases	25	19
Cancellations and remeasurements	(6)
Reclassifications	(5)
Depreciation	(29)	(19)
Foreign currency translation effects	(37)
Net book value at Ending of period	249	301	301
Land [member] | Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	384	373
Net book value at Ending of period	366	384	373
Land [member] | Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	(83)	(72)
Net book value at Ending of period	(117)	(83)	(72)
Building [member]
Disclosure of quantitative information about right-of-use assets [line items]
Reclassifications	(23)	(2)
Foreign currency translation effects	(133)	(12)
Building [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	128	151
Additions of new leases	52	19
Cancellations and remeasurements	(6)	(1)
Reclassifications	65
Depreciation	(39)	(32)
Foreign currency translation effects	38	(9)
Net book value at Ending of period	238	128	151
Building [member] | Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	393	393
Net book value at Ending of period	471	393	393
Building [member] | Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	(265)	(242)
Net book value at Ending of period	(233)	(265)	(242)
Machinery And Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Reclassifications	(203)	(4)
Foreign currency translation effects	(364)	(321)
Machinery And Equipment [Member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	790	738
Additions of new leases	193	257
Cancellations and remeasurements	(40)	(8)
Reclassifications	(25)
Depreciation	(219)	(167)
Foreign currency translation effects	93	(30)
Net book value at Ending of period	792	790	738
Machinery And Equipment [Member] | Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	1,289	1,109
Net book value at Ending of period	1,417	1,289	1,109
Machinery And Equipment [Member] | Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	(499)	(371)
Net book value at Ending of period	(625)	(499)	(371)
Other assets [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	3	3
Additions of new leases	4	1
Depreciation	(1)	(1)
Net book value at Ending of period	6	3	3
Other assets [member] | Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	7	6
Net book value at Ending of period	11	7	6
Other assets [member] | Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	(4)	(3)
Net book value at Ending of period	$ (5)	$ (4)	$ (3)